Net finance costs (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Interest expense from:
Unsecured loan			$ 503,251
Accretion cost - accrued royalties liability	$ 168,874	$ 180,965	170,373
Lease obligations	78,909	70,351	37,786
CEBA term loan			8,281
Other	6,930	694	3,857
Total interest expenses	254,713	252,010	723,548
Interest income	(81,838)	(55,687)	(55,514)
Gain on debt settlement	500
Net finance costs	$ 173,375	$ 196,323	$ 668,034